Concentrations and Risks (Details) - Schedule of the Customers Accounting of Total Revenue - Customer Concentration Risk [Member] - Revenue [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Total revenue	$ 1,760	$ 1,916			[1]
Total revenue percentage	41.00%	43.00%			[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Total revenue	$ 1,100	$ 599		$ 567
Total revenue percentage	26.00%	13.00%		17.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Total revenue	$ 815		[1]	$ 333
Total revenue percentage	19.00%		[1]	10.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Total revenue		$ 498		$ 1,655
Total revenue percentage		11.00%		51.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Total revenue		$ 500
Total revenue percentage		11.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Total revenue		$ 451
Total revenue percentage		10.00%

[1]	Less than 10%